Note 4 - Broker-Dealers And Clearing Organizations Receivables and Payables (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Due to and from Broker-Dealers and Clearing Organizations [Abstract]
Receivables from Brokers-Dealers and Clearing Organizations	$ 4,296,000	$ 3,650,000
Payables to Broker-Dealers and Clearing Organizations	$ 13,000	$ 119,000